Expense Example - Defiance U.S. Dividend Equity Paid Weekly ETF [Member]	Dec. 19, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	$ 415